Preferred Stock (Narrative) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended	0 Months Ended
	Aug. 01, 2014	Sep. 30, 2014	Aug. 29, 2014	Mar. 31, 2014
Class of Stock [Line Items]
Preferred stock acquired and retired, value		¥ 390,001
Common stock exchanged to acquire preferred stock	1,245
Preferred stock outstanding, shares
Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Stock acquisition price, per share		¥ 2,500
Preferred stock acquired and retired, value		¥ 390,000
Preferred stock outstanding, shares				156,000,000
Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Preferred stock acquired and recorded as treasury stock	1,000
Preferred stock retired, shares			1,000
Preferred stock outstanding, shares				1,000